Segments - Schedule of Total Assets (Details) - Operating Segments [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Total Assets [Line Items]
Total assets	¥ 3,608,217,652	$ 513,347,605	¥ 2,152,359,764
AR advertising services [Member]
Schedule of Total Assets [Line Items]
Total assets	¥ 3,608,217,652	$ 513,347,605	¥ 2,152,359,764